Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000233407
Shareholder Report [Line Items]
Fund Name	Conductor Global Equity Value ETF
Trading Symbol	CGV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Conductor Global Equity Value ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://conductoretfs.com/resources/. You can also request this information by contacting us at 1-615-200-0057.
Additional Information Phone Number	1-615-200-0057
Additional Information Website	https://conductoretfs.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conductor Global Equity Value ETF	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Conductor Global Equity Value ETF	-0.25%	4.29%	8.46%	4.67%
MSCI All Country World SMID Value Index	-1.77%	6.60%	12.16%	5.46%
MSCI ACWI Net	0.88%	11.84%	13.07%	8.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 107,369,072
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 457,011
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$107,369,072
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$457,011
Portfolio Turnover	72%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Real Estate	0.9%
Money Market Funds	2.6%
Energy	2.6%
Financials	2.8%
Utilities	3.3%
Health Care	7.5%
Communications	7.6%
Technology	8.8%
Consumer Staples	10.3%
Materials	16.6%
Industrials	18.4%
Consumer Discretionary	19.1%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	2.6%
Common Stocks	97.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kandenko Company Ltd.	3.2%
Sankyo Company Ltd.	2.6%
Fidelity Investments Money Market Government Portfolio, Institutional Class	2.6%
Torex Gold Resources, Inc.	2.2%
JBS S/A	1.9%
Dormakaba Holding A.G.	1.9%
Dundee Precious Metals, Inc.	1.7%
DWS Group GmbH & Company KGaA	1.7%
Coway Company Ltd.	1.6%
WH Group Ltd.	1.6%